Commitments and contingencies - Contingent commitments (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Guarantees and other contingent commitments
Assets pledged	€ 5		€ 5
Subsidiaries [member] | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by financial institutions	1,678		1,805
Other guarantees	487		794
Associates
Guarantees and other contingent commitments
Financing commitments	20		11
Associates | Contingent liabilities
Guarantees and other contingent commitments
Financial guarantees			11
Associates | Financing commitments
Guarantees and other contingent commitments
Financing commitments	20
Other companies | Contingent liabilities
Guarantees and other contingent commitments
Other guarantees	27		135
Customers | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by Nokia	1,114		1,608
Customers | Financing commitments
Guarantees and other contingent commitments
Financing commitments	495		223
Private Venture Funds | Financing commitments
Guarantees and other contingent commitments
Financing commitments	€ 396		€ 525
Internet of Things
Guarantees and other contingent commitments
Financing commitments | $		$ 350